Geographic Data and Concentration - Schedule of Revenues and Total Assets in Geographic Locations (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 6,836	$ 8,755	$ 22,172	$ 62,923	$ 55,706
Assets			$ 1,490,457	1,428,230	532,809
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	1,775			14,880	15,820
Assets				561,992	156,541
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	1,927			17,126	15,267
Assets				269,394	125,126
Italy
Revenues From External Customers And Long Lived Assets [Line Items]
Assets				197,659	38,485
Other Foreign Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 3,134			30,917	24,619
Assets				$ 399,185	$ 212,657